Impairment of Mineral Stream Interests (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Schedule of Impairment of Mineral Stream Interests
Based on the Company’s analysis, the following PMPA was determined to be impaired:

	Years Ended December 31

(in thousands)	2025	2024

Cobalt Interests

Voisey’s Bay	-	108,861

Total impairment expense	$-	$108,861